Nature of Business (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	7 Months Ended	12 Months Ended						0 Months Ended	2 Months Ended	1 Months Ended	0 Months Ended	6 Months Ended
	Jul. 22, 2013	Jul. 22, 2013	Dec. 31, 2014 MW		Dec. 31, 2013		Dec. 31, 2012		Jul. 29, 2014	Sep. 30, 2013	Jul. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 14, 2012 MW
Nature of Business
Megawatts Thermal Equivalent, Available Under right-to-use Provisions			134
Proceeds from issuance of Class A common stock	$ 468				$ 468		$ 0
Power Generation Capacity (in MWs)			3,754
Allocation of Corporate Expenses		4
Business Acquisitions, Consideration Transferred, Purchase Price			901		120		0
Common Stock, Par or Stated Value Per Share					$ 0.01								0.01
Conventional
Nature of Business
Power Generation Capacity (in MWs)			1,945	[1]
Utility-Scale Solar
Nature of Business
Power Generation Capacity (in MWs)			343	[1]
Distributed Solar
Nature of Business
Power Generation Capacity (in MWs)			10	[1]
Wind
Nature of Business
Power Generation Capacity (in MWs)			1,332
Thermal
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			124	[1]
Steam and Chilled Water Capacity, Megawatts Thermal Equivalent			1,310	[1]
Common Class C [Member]
Nature of Business
Common Stock, Voting Rights			1/100th
Common Stock, Par or Stated Value Per Share			$ 0.01
Common Class A [Member]
Nature of Business
Proceeds from Issuance Initial Public Offering	468
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Public Shareholders [Member] | Common Class A [Member]
Nature of Business
Sale of Stock, Number of Shares Issued in Transaction	22,511,250								12,075,000
Proceeds from issuance of Class A common stock									630
Economic Interest in Entity										100.00%
NRG
Nature of Business
Payments to Acquire Interest in Subsidiaries and Affiliates											395
NRG Yield LLC | Class A Common Stockholders [Member]
Nature of Business
Economic Interest in Entity									100.00%
NRG Yield LLC | NRG Yield, Inc.
Nature of Business
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	34.50%		44.70%						44.70%
NRG Yield LLC | NRG
Nature of Business
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	65.50%		55.30%						55.30%			65.50%	65.50%
GenConn Middletown | Conventional
Nature of Business
Equity Method Investment, Ownership Percentage			49.95%
Power Generation Capacity (in MWs)			95	[1]
GenConn Devon [Member] | Conventional
Nature of Business
Equity Method Investment, Ownership Percentage			49.95%
Power Generation Capacity (in MWs)			95	[1]
Marsh Landing
Nature of Business
Power Generation Capacity (in MWs)														720
Marsh Landing | Conventional
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			720	[1]
El Segundo [Member] | Conventional
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			550
Walnut Creek [Member] | Conventional
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			485
Alpine | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			66	[1]
Avenal | Utility-Scale Solar
Nature of Business
Equity Method Investment, Ownership Percentage			49.95%
Power Generation Capacity (in MWs)			23	[1]
Avra Valley | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			25	[1]
NRG Solar Blythe LLC [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			21	[1]
Borrego | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			26	[1]
Roadrunner | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			20	[1]
CVSR | Utility-Scale Solar
Nature of Business
Equity Method Investment, Ownership Percentage			48.95%	[2]
Power Generation Capacity (in MWs)			122	[1],[2]
RE Kansas South [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			20
TA - High Desert LLC [Member] | Utility-Scale Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			20
AZ DG Solar Projects | Distributed Solar
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			5	[1]
PFMG DG Solar Projects | Distributed Solar
Nature of Business
Percentage of Ownership			51.00%
Power Generation Capacity (in MWs)			5	[1]
Alta I [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			150
Alta II [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			150
Alta III [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			150
Alta IV [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			102
Alta V [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			168
Alta X [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			137
Alta XI [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			90
South Trent | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			101	[1]
Laredo Ridge [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			80
Taloga [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			130
Pinnacle [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			55
Buffalo Bear [Member] | Wind
Nature of Business
Percentage of Ownership			100.00%
Power Generation Capacity (in MWs)			19
Drop-down Acquisition [Member]
Nature of Business
Business Acquisitions, Consideration Transferred, Purchase Price												357
Business Acquisitions, Consideration Transferred, Purchase Price												349
Affiliated Entity [Member]
Nature of Business
General and administrative — affiliate			$ 8		$ 7	[3]	$ 7	[3]					3

[1]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2014.
[2]	b) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of NRG Yield Inc.'s thermal facilities and certain of its customers.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.